PIMCO Real Return Portfolio Average Annual Total Returns - Institutional Class [Member]	12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.72%	2.01%
Bloomberg U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.01%	1.12%		3.09%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	1.36%		3.37%